Accounting policies - Valuation adjustments due to model risk (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 7,667	€ 8,543
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	121,640	146,468	€ 149,711
Financial liabilities, at fair value	103,807	124,098	132,582
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,667	8,543	6,651	€ 4,473
Financial liabilities, at fair value	629	905	1,074	442
Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value			50
Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	160	295	290	289
Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	160	295	290	289
Financial liabilities held for trading | Interest rate option | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	26	49	34	26
Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7	1	1	7
Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	67	97	88	143
Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	16	65	50	2
Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value			0	6
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	469	610	784	147
Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	537	740	598	738
Financial assets held for trading | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			65	153
Financial assets held for trading | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2	3	0
Financial assets held for trading | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	22	7	65
Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	513	730	533	585
Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	224	272	182	185
Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	12	22	8	2
Financial assets held for trading | Interest rate option | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	182	241	177	149
Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	41	94	95	198
Financial assets held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	54	101	71	51
Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			0	21
Derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			0	21
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,865	934	1,601	1,403
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	268	295	376	460
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,231	505	550	462
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	366	134	675	481
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	418	649	664	876
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	163	50	201
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	18	19	32	560
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	400	467	582	115
Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,847	6,220	3,788	€ 1,435
Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	821	1,223
Financial assets at fair value through other comprehensive income | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	146	206
Financial assets at fair value through other comprehensive income | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,880	4,791
Financial assets and liabilities | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	79,469	81,167	77,139
Financial assets and liabilities | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	68,930	71,009	67,068
Financial assets and liabilities | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	160	295	290
Financial assets and liabilities | Financial liabilities held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	53,234	63,920	61,789
Financial assets and liabilities | Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	160	295	290
Financial assets and liabilities | Financial liabilities held for trading | Interest rate option | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2,720	4,226	4,291
Financial assets and liabilities | Financial liabilities held for trading | Interest rate option | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	26	49	34
Financial assets and liabilities | Financial liabilities held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	658	724	658
Financial assets and liabilities | Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7	1	1
Financial assets and liabilities | Financial liabilities held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	446	456	1,309
Financial assets and liabilities | Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	67	97	88
Financial assets and liabilities | Financial liabilities held for trading | Short positions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2,029	7,089	5,279
Financial assets and liabilities | Financial liabilities held for trading | Short positions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Financial assets and liabilities | Financial liabilities held for trading | Central banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,038
Financial assets and liabilities | Financial liabilities held for trading | Central banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0
Financial assets and liabilities | Financial liabilities held for trading | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,488
Financial assets and liabilities | Financial liabilities held for trading | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0
Financial assets and liabilities | Financial liabilities held for trading | Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,141
Financial assets and liabilities | Financial liabilities held for trading | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0
Financial assets and liabilities | Financial liabilities held for trading | Interest rate and equity futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	184	1,054	20
Financial assets and liabilities | Financial liabilities held for trading | Interest rate and equity futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	2	2
Financial assets and liabilities | Financial liabilities held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,788	5,876	5,584
Financial assets and liabilities | Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	16	65	50
Financial assets and liabilities | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,463	6,869	6,048
Financial assets and liabilities | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,463	6,869	6,048
Financial assets and liabilities | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Financial assets and liabilities | Derivatives | Interest rate option | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		13	10
Financial assets and liabilities | Derivatives | Interest rate option | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		0	0
Financial assets and liabilities | Derivatives | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,314	1,035	1,301
Financial assets and liabilities | Derivatives | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	32,733	48,038	60,995
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	28,644	45,310	58,727
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	469	610	784
Financial assets and liabilities | Financial assets held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	116,953	114,945	108,230
Financial assets and liabilities | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	76,738	67,826	63,051
Financial assets and liabilities | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	537	740	598
Financial assets and liabilities | Financial assets held for trading | Central banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,608
Financial assets and liabilities | Financial assets held for trading | Central banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0
Financial assets and liabilities | Financial assets held for trading | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	10,397	3	0
Financial assets and liabilities | Financial assets held for trading | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets and liabilities | Financial assets held for trading | Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,829	296	355
Financial assets and liabilities | Financial assets held for trading | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets and liabilities | Financial assets held for trading | Debt and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,312	1,453	760
Financial assets and liabilities | Financial assets held for trading | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	24	10	65
Financial assets and liabilities | Financial assets held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	53,592	66,074	61,936
Financial assets and liabilities | Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	513	730	533
Financial assets and liabilities | Financial assets held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	43,700	54,488	51,594
Financial assets and liabilities | Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	224	272	182
Financial assets and liabilities | Financial assets held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	539	696	469
Financial assets and liabilities | Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	12	22	8
Financial assets and liabilities | Financial assets held for trading | Interest rate option | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,112	3,129	3,073
Financial assets and liabilities | Financial assets held for trading | Interest rate option | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	182	241	177
Financial assets and liabilities | Financial assets held for trading | Interest rate futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	409	1,069	190
Financial assets and liabilities | Financial assets held for trading | Interest rate futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets and liabilities | Financial assets held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	439	554	1,164
Financial assets and liabilities | Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	41	94	95
Financial assets and liabilities | Financial assets held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,393	6,138	5,446
Financial assets and liabilities | Financial assets held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	54	101	71
Financial assets and liabilities | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,761	8,325	7,216
Financial assets and liabilities | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,761	8,325	7,216
Financial assets and liabilities | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets and liabilities | Derivatives | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,204	6,998	6,485
Financial assets and liabilities | Derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets and liabilities | Derivatives | Interest rate option | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9	25	25
Financial assets and liabilities | Derivatives | Interest rate option | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets and liabilities | Derivatives | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	548	1,302	706
Financial assets and liabilities | Derivatives | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,536	4,486	4,911
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,273	1,796	1,780
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,865	934	1,601
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	415	984	1,272
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,231	505	550
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	589	555	498
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	366	134	675
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	269	257	10
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	268	295	376
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	15,957	48,717	62,069
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	13,426	45,559	58,833
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	418	649	664
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Central banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		9,481	6,474
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Central banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		0	0
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,152	11,973	21,598
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	163	50
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	10,270	24,102	30,729
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	18	19	32
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		0	0
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		0	0
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4	3	32
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	400	467	582
Financial assets and liabilities | Financial assets at fair value through other comprehensive income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	108,038	120,953	125,708
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	25,442	22,962	18,831
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,847	6,220	3,788
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	74	75	98
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	821	1,223	407
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	21,585	18,410	17,486
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	146	206	188
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,783	4,477	1,247
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,880	4,791	3,193
Liabilities under insurance contracts
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	770	910	739
Liabilities under insurance contracts | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	770	910	739
Liabilities under insurance contracts | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 0	€ 0	€ 0